Business Combinations (Tables)	9 Months Ended
Sep. 30, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of Allocation of Purchase Price

The following allocation of the purchase price is as follows:

Consideration given:
Cash	2,150,000
Holdback	350,000
Additional payments	7,500,000
10,000,000

Assets and liabilities acquired:
FLOW intercompany receivable	528,756
Property and equipment, net	25,292
Tradename	1,000,000
Assembled workforce	500,000
Noncompetition agreement	250,000
Goodwill	8,224,708
WFRSA intercompany note	(528,756)
10,000,000

Schedule of Pro Forma Financial Information

The following unaudited pro forma consolidated results of operations for the nine months ended September 30, 2023 and 2022 assume the acquisition was completed on January 1, 2023:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Pro forma revenue	1,492,520	1,533,957	4,846,417	4,793,450
Pro forma net loss	(998,380)	(2,057,245)	(5,128,430)	(9,571,686)